INTANGIBLE ASSETS AND GOODWILL, Recoverable Amount (Details) - Recoverable Amount [Member] $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) MW
Tydal Data Center AS [Member]
Cash Generating Units [Abstract]
Pre-tax discount rate applied to the cash flow projections	19.40%
Estimates period for terminal growth rate	5 years
Growth rate	3.00%
Increase at an average rate by previous estimate of value in use	21.00%
Capacity | MW	175
Recoverable amount of the CGU	$ 11.1
Troll Housing AS [Member]
Cash Generating Units [Abstract]
Pre-tax discount rate applied to the cash flow projections	19.00%
Estimates period for terminal growth rate	5 years
Growth rate	3.00%
Increase at an average rate by previous estimate of value in use	25.40%
Recoverable amount of the CGU	$ 7.4
FreeChain [Member]
Cash Generating Units [Abstract]
Pre-tax discount rate applied to the cash flow projections	37.30%
Estimates period for terminal growth rate	5 years
Growth rate	2.00%
Recoverable amount of the CGU	$ 518.6
Average revenue growth rate	5.00%